Lease liability and Right-of-use assets (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 1,789	$ 1,896
Right-of-use assets	1,431	$ 1,561	$ 1,676
Sale and lease back [member]
Disclosure of quantitative information about right-of-use assets [line items]
Cash inflow for sale and leaseback	(49)
Lease liabilities	23
Right-of-use assets	13
Gains or losses from sales leaseback	$ 17